UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, 4th Floor
Boston, Massachusetts 02111

(Address of principal executive offices)

Nancy L. Conlin, Vice President and Counsel
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (617) 664-3669

Date of fiscal year end:   December 31

Date of reporting period: July 1, 2009 - June 30, 2010

Item 1.  Proxy Voting Record

State Street Navigator Securities Lending Prime Portfolio

State Street Navigator Securities Lending Prime Portfolio (the “Prime Portfolio”), the sole operating series of the Registrant as of the date of the reporting period, did not hold any securities with respect to which the Prime Portfolio was entitled to vote, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder, for the most recent twelve-month period beginning July 1, 2009 and ending June 30, 2010.

State Street Navigator Securities Lending PSF Portfolio

State Street Navigator Securities Lending PSF Portfolio (the “PSF Portfolio”) did not hold any securities with respect to which the PSF Portfolio was entitled to vote, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder, for the most recent twelve-month period beginning July 1, 2009 and ending June 30, 2010. The PSF Portfolio was liquidated on April 12, 2010.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:          /s/ James Ross
James Ross
President
August 20, 2010